Derivative Liabilities - Schedule of Derivative Liability Acitivity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Derivative Liability Acitivity Abstract
Balance	$ 4,685,675	$ 152,945	$ 568,912
Establishment upon default provisions		100,551	0
True-up features settled		(152,945)	(501,740)
Loss on revaluation	(3,513,655)	4,585,124	85,773
Balance	$ 1,172,020	$ 4,685,675	$ 152,945